Document and Entity Information	Feb. 01, 2021
Prospectus:
Document Type	497
Document Period End Date	Feb. 01, 2021
Entity Registrant Name	VIRTUS ALTERNATIVE SOLUTIONS TRUST
Entity Central Index Key	0001589756
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2021
Document Effective Date	Feb. 01, 2021
Prospectus Date	Feb. 28, 2020
Virtus Duff & Phelps Select MLP and Energy Fund | Class I
Prospectus:
Trading Symbol	VLPIX
Virtus Duff & Phelps Select MLP and Energy Fund | Class C
Prospectus:
Trading Symbol	VLPCX
Virtus Duff & Phelps Select MLP and Energy Fund | Class A
Prospectus:
Trading Symbol	VLPAX
Virtus Aviva Multi-Strategy Target Return Fund | Class R6
Prospectus:
Trading Symbol	VMSRX
Virtus Aviva Multi-Strategy Target Return Fund | Class I
Prospectus:
Trading Symbol	VMSIX
Virtus Aviva Multi-Strategy Target Return Fund | Class C
Prospectus:
Trading Symbol	VCMSX
Virtus Aviva Multi-Strategy Target Return Fund | Class A
Prospectus:
Trading Symbol	VMSAX
Virtus KAR Long/Short Equity Fund | Class I
Prospectus:
Trading Symbol	VLSIX
Virtus KAR Long/Short Equity Fund | Class C
Prospectus:
Trading Symbol	VLSCX
Virtus KAR Long/Short Equity Fund | Class A
Prospectus:
Trading Symbol	VLSAX
Virtus KAR Long/Short Equity Fund | Class R6
Prospectus:
Trading Symbol	VLSRX